Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Research Enhanced Value ETF

Portfolio of Investments
Columbia Research Enhanced Value ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Value ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks 99 .5%
Communication Services 3.2%
Diversified Telecommunication Services
0.6%
Comcast Corp., Class A 88,325 2,116,267
Entertainment 0.4%
Electronic Arts, Inc. 5,532 1,160,945
Roku, Inc.
(a)
159 23,057
Total 1,184,002
Interactive Media & Services 1.9%
Match Group, Inc. 5,876 231,573
Meta Platforms, Inc., Class A 10,717 5,966,262
Pinterest, Inc., Class A
(a)
13,299 319,309
Total 6,517,144
Media 0.3%
Fox Corp., Class A 5,169 300,991
Fox Corp., Class B 3,586 186,257
New York Times Co., Class A 4,131 309,370
Versant Media Group, Inc. 3,590 129,204
Total 925,822
Total Communication Services 10,743,235
Consumer Discretionary 10.1%
Automobile Components 0.6%
Aptiv PLC
(a)
13,649 770,759
BorgWarner, Inc. 12,775 814,279
Lear Corp. 3,149 411,385
Total 1,996,423
Automobiles 2.7%
Ford Motor Co. 251,047 3,685,370
General Motors Co. 58,109 5,163,566
Thor Industries, Inc. 3,156 236,605
Total 9,085,541
Broadline Retail 0.2%
Dillard's, Inc., Class A 207 121,786
Etsy, Inc.
(a)
2,908 237,525
Macy's, Inc. 14,722 365,401
Total 724,712
Diversified Consumer Services 0.2%
ADT, Inc. 35,878 274,108
Grand Canyon Education, Inc.
(a)
1,289 187,343
Issuer . Shares
.
Value ($)
Common Stocks (continued)
H&R Block, Inc. 7,148 314,727
Total 776,178
Hotels, Restaurants & Leisure 1.7%
Aramark 16,489 939,378
Boyd Gaming Corp. 3,278 278,827
Caesars Entertainment, Inc.
(a)
12,790 380,503
MGM Resorts International
(a)
11,546 514,605
Starbucks Corp. 30,409 3,200,547
Travel & Leisure Co. 2,594 197,196
Total 5,511,056
Household Durables 1.5%
Dr. Horton, Inc. 15,194 2,173,653
NVR, Inc.
(a)
96 590,117
PulteGroup, Inc. 11,631 1,470,973
Toll Brothers, Inc. 5,652 824,570
Total 5,059,313
Specialty Retail 2.8%
Bath & Body Works, Inc. 11,554 232,466
Best Buy Co., Inc. 11,464 988,885
CarMax, Inc.
(a)
8,328 476,861
Five Below, Inc.
(a)
2,001 434,477
Gap, Inc. 14,009 281,441
Ross Stores, Inc. 2,485 623,909
TJX Cos., Inc. 36,707 5,775,479
Wayfair, Inc., Class A
(a)
5,867 498,108
Total 9,311,626
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.
(a)
7,888 764,189
Ralph Lauren Corp. 784 298,187
VF Corp. 21,134 302,639
Total 1,365,015
Total Consumer Discretionary 33,829,864
Consumer Staples 7.2%
Beverages 0.4%
Brown-Forman Corp., Class A 2,714 79,303
Brown-Forman Corp., Class B 8,441 242,510
Coca-Cola Consolidated, Inc. 3,101 582,678
Molson Coors Beverage Co., Class B 9,316 387,173
Total 1,291,664

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Value ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Consumer Staples Distribution & Retail
2.5%
Albertsons Cos., Inc., Class A 22,814 264,186
Dollar General Corp. 12,872 1,635,388
Kroger Co. 35,467 2,047,865
Maplebear, Inc.
(a)
5,295 236,157
Target Corp. 26,649 3,850,514
Total 8,034,110
Food Products 1.3%
Conagra Brands, Inc. 29,227 424,084
General Mills, Inc. 33,177 1,186,078
Kraft Heinz Co. 51,281 1,325,614
Lamb Weston Holdings, Inc. 7,933 416,879
Smithfield Foods, Inc. 2,987 77,781
Tyson Foods, Inc., Class A 18,234 1,056,843
Total 4,487,279
Household Products 0.8%
Colgate-Palmolive Co. 29,045 2,651,808
Reynolds Consumer Products, Inc. 3,370 84,048
Total 2,735,856
Tobacco 2.2%
Altria Group, Inc. 108,656 7,424,464
Total Consumer Staples 23,973,373
Energy 6.0%
Energy Equipment & Services 0.4%
Halliburton Co. 20,533 662,189
NOV, Inc. 8,478 164,728
TechnipFMC PLC 5,622 402,873
Weatherford International PLC 1,685 147,926
Total 1,377,716
Oil, Gas & Consumable Fuels 5.6%
APA Corp. 8,680 323,938
Chevron Corp. 46,243 9,102,009
Chord Energy Corp. 1,393 195,549
ConocoPhillips 30,426 3,665,724
HF Sinclair Corp. 3,865 353,532
Occidental Petroleum Corp. 18,187 1,037,932
Phillips 66 9,567 2,025,143
Valero Energy Corp. 6,413 2,006,628
Total 18,710,455
Total Energy 20,088,171
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Financials 19.2%
Banks 8.4%
Bank of America Corp. 207,617 12,861,872
Citigroup, Inc. 47,813 6,332,832
FNB Corp. 11,680 220,752
Popular, Inc. 1,963 343,937
Regions Financial Corp. 29,191 903,461
Southstate Bank Corp. 3,273 343,960
Truist Financial Corp. 41,615 2,157,322
U.S. Bancorp 51,550 3,248,166
Webster Financial Corp. 5,529 426,949
Western Alliance Bancorp 2,904 233,743
Wintrust Financial Corp. 2,237 356,891
Zions Bancorp NA 4,782 333,305
Total 27,763,190
Capital Markets 5.4%
Affiliated Managers Group, Inc. 849 311,354
Bank of New York Mellon Corp. 22,299 3,486,003
Cboe Global Markets, Inc. 3,513 1,089,838
Charles Schwab Corp. 51,685 5,439,329
FactSet Research Systems, Inc. 1,343 353,478
Franklin Resources, Inc. 9,165 310,327
MarketAxess Holdings, Inc. 1,185 192,326
Morningstar, Inc. 679 130,755
MSCI, Inc. 2,402 1,374,520
Northern Trust Corp. 5,973 1,088,221
Raymond James Financial, Inc. 6,076 1,069,254
SEI Investments Co. 3,567 367,330
State Street Corp. 9,045 1,665,727
Stifel Financial Corp. 5,089 421,929
T. Rowe Price Group, Inc. 7,140 797,895
Total 18,098,286
Consumer Finance 0.4%
Ally Financial, Inc. 8,400 363,972
SLM Corp. 6,533 169,825
Synchrony Financial 11,368 861,581
Total 1,395,378
Financial Services 0.1%
Euronet Worldwide, Inc.
(a)
1,237 88,235

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Value ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
MGIC Investment Corp. 7,195 216,138
Total 304,373
Insurance 4.6%
Allstate Corp. 8,965 2,367,477
CNA Financial Corp. 680 35,680
Everest Group Ltd. 1,363 509,966
First American Financial Corp. 3,488 261,565
Hanover Insurance Group, Inc. 1,191 277,062
Lincoln National Corp. 5,608 255,781
Marsh & McLennan Cos., Inc. 16,581 3,145,250
MetLife, Inc. 18,018 1,732,070
Progressive Corp. 20,570 4,348,910
Prudential Financial, Inc. 11,759 1,435,539
Reinsurance Group of America, Inc. 2,239 530,307
RenaissanceRe Holdings Ltd. 1,399 447,652
Total 15,347,259
Mortgage Real Estate Investment 0.3%
AGNC Investment Corp. 39,612 422,264
Annaly Capital Management, Inc. 24,812 563,729
Total 985,993
Total Financials 63,894,479
Health Care 12.4%
Biotechnology 2.6%
AbbVie, Inc. 14,559 3,653,436
Amgen, Inc. 1,389 534,987
Arrowhead Pharmaceuticals, Inc.
(a)
439 37,161
Ascendis Pharma AS
(a)
23 5,610
Biogen, Inc.
(a)
1,287 261,197
BioMarin Pharmaceutical, Inc.
(a)
1,740 104,435
Bridgebio Pharma, Inc.
(a)
83 6,647
Caris Life Sciences, Inc.
(a)
102 1,598
Exelixis, Inc.
(a)
1,649 87,446
Gilead Sciences, Inc. 11,440 1,489,603
Incyte Corp.
(a)
1,396 166,850
Ionis Pharmaceuticals, Inc.
(a)
82 4,245
Moderna, Inc.
(a)
3,100 169,942
Neurocrine Biosciences, Inc.
(a)
124 20,683
Regeneron Pharmaceuticals, Inc. 937 714,584
Roivant Sciences Ltd.
(a)
4,166 141,269
United Therapeutics Corp.
(a)
374 193,624
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Vertex Pharmaceuticals, Inc.
(a)
2,290 1,092,560
Viking Therapeutics, Inc.
(a)
922 29,264
Total 8,715,141
Health Care Equipment & Supplies 1.3%
Align Technology, Inc.
(a)
2,860 483,798
Baxter International, Inc. 21,275 556,554
Becton Dickinson & Co. 13,100 2,169,622
Envista Holdings Corp.
(a)
6,778 185,107
Zimmer Biomet Holdings, Inc. 8,508 799,156
Total 4,194,237
Health Care Providers & Services 4.7%
Cardinal Health, Inc. 5,200 1,196,156
Centene Corp.
(a)
19,335 1,203,024
Cigna Group 11,306 3,154,939
CVS Health Corp. 53,828 5,621,257
Elevance Health, Inc. 9,954 3,741,111
Tenet Healthcare Corp.
(a)
3,534 900,393
Total 15,816,880
Life Sciences Tools & Services 1.4%
Avantor, Inc.
(a)
28,653 394,838
Charles River Laboratories International, Inc.
(a)
2,111 490,829
Illumina, Inc.
(a)
6,829 1,400,628
IQVIA Holdings, Inc.
(a)
7,502 1,763,120
Revvity, Inc. 4,910 552,473
Total 4,601,888
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co. 91,255 5,959,864
Jazz Pharmaceuticals PLC
(a)
2,752 695,871
Organon & Co. 11,598 157,153
Viatris, Inc. 49,916 876,525
Zoetis, Inc. 3,986 308,078
Total 7,997,491
Total Health Care 41,325,637
Industrials 10.8%
Aerospace & Defense 1.2%
General Dynamics Corp. 9,041 3,466,499
Hexcel Corp. 2,070 213,107
Huntington Ingalls Industries, Inc. 1,421 463,885
Total 4,143,491
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc. 320 47,274

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Value ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Expeditors International of Washington, Inc. 4,690 787,404
FedEx Corp. 7,875 2,420,775
Total 3,255,453
Building Products 0.7%
A.O. Smith Corp. 3,976 239,077
Advanced Drainage Systems, Inc. 2,573 356,309
Builders FirstSource, Inc.
(a)
3,645 242,174
Carlisle Cos., Inc. 1,330 478,694
Masco Corp. 6,948 496,642
Owens Corning 2,873 399,060
Simpson Manufacturing Co., Inc. 1,455 273,162
Total 2,485,118
Commercial Services & Supplies 0.4%
MSA Safety, Inc. 1,346 256,103
Tetra Tech, Inc. 9,372 310,776
Veralto Corp. 9,310 876,723
Total 1,443,602
Construction & Engineering 0.1%
Dycom Industries, Inc.
(a)
655 262,701
WillScot Holdings Corp. 6,046 146,797
Total 409,498
Electrical Equipment 0.2%
Rockwell Automation, Inc. 711 341,337
Sensata Technologies Holding PLC 5,251 243,069
Total 584,406
Ground Transportation 0.4%
JB Hunt Transport Services, Inc. 2,723 739,975
Lyft, Inc., Class A
(a)
12,044 191,018
Ryder System, Inc. 1,302 333,859
Total 1,264,852
Machinery 3.9%
Cummins, Inc. 2,741 1,738,342
Donaldson Co., Inc. 4,102 386,572
Flowserve Corp. 4,405 334,736
Fortive Corp. 11,392 674,520
Gates Industrial Corp. Ltd.
(a)
8,674 242,699
Graco, Inc. 6,043 479,693
Illinois Tool Works, Inc. 7,359 2,111,665
Middleby Corp.
(a)
1,557 207,984
Midera Food Processing, Inc.
(a)
1,557 74,658
Mueller Industries, Inc. 7,668 509,232
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Nordson Corp. 1,904 566,973
Oshkosh Corp. 2,208 314,441
Otis Worldwide Corp. 14,037 1,009,962
PACCAR, Inc. 18,686 2,479,259
Pentair PLC 5,841 382,235
Snap-on, Inc. 1,829 750,640
Stanley Black & Decker, Inc. 5,355 506,476
Toro Co. 3,371 309,694
Total 13,079,781
Marine Transportation 0.1%
Kirby Corp.
(a)
1,927 252,707
Passenger Airlines 0.8%
Delta Air Lines, Inc. 21,603 1,888,967
Southwest Airlines Co. 14,060 632,278
Total 2,521,245
Professional Services 1.3%
Automatic Data Processing, Inc. 9,555 2,546,024
Broadridge Financial Solutions, Inc. 4,427 681,537
Genpact Ltd. 5,799 203,951
Leidos Holdings, Inc. 4,693 542,511
Science Applications International Corp. 1,583 185,417
UL Solutions, Inc., Class A 1,844 168,984
Total 4,328,424
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc. 1,328 458,439
Ferguson Enterprises, Inc. 6,667 1,562,278
Watsco, Inc. 1,252 387,244
Total 2,407,961
Total Industrials 36,176,538
Information Technology 20.1%
Communications Equipment 2.0%
Cisco Systems, Inc. 49,016 5,685,366
F5, Inc.
(a)
696 280,189
Motorola Solutions, Inc. 1,264 550,788
Total 6,516,343
Electronic Equipment, Instruments &
Components 0.3%
CDW Corp. 1,588 234,722
Cognex Corp. 1,971 128,588
Keysight Technologies, Inc.
(a)
852 271,857
Littelfuse, Inc. 299 132,197

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Value ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
Vontier Corp. 1,663 53,432
Zebra Technologies Corp., Class A
(a)
598 175,704
Total 996,500
IT Services 0.7%
Accenture PLC, Class A 7,937 1,316,908
MongoDB, Inc.
(a)
86 29,023
Okta, Inc.
(a)
2,122 301,175
Twilio, Inc., Class A
(a)
1,720 339,442
VeriSign, Inc. 1,064 308,581
Total 2,295,129
Semiconductors & Semiconductor
Equipment 0.7%
Analog Devices, Inc. 5,378 1,975,931
Cirrus Logic, Inc.
(a)
632 81,749
Onto Innovation, Inc.
(a)
386 99,812
Qorvo, Inc.
(a)
1,041 94,283
Total 2,251,775
Software 7.5%
Adobe, Inc.
(a)
1,869 468,016
Docusign, Inc.
(a)
2,353 129,015
Dropbox, Inc., Class A
(a)
1,909 62,157
Dynatrace, Inc.
(a)
3,118 138,190
Elastic NV
(a)
558 36,711
Fair Isaac Corp.
(a)
47 52,780
Gitlab, Inc., Class A
(a)
1,972 68,054
HubSpot, Inc.
(a)
79 18,751
Intuit, Inc. 2,455 775,952
Klaviyo, Inc., Class A
(a)
1,461 26,064
Microsoft Corp. 48,927 22,737,356
Nutanix, Inc., Class A
(a)
3,483 205,532
Pegasystems, Inc. 819 25,020
RingCentral, Inc., Class A 888 49,391
Rubrik, Inc., Class A
(a)
676 48,915
Zoom Communications, Inc.
(a)
3,563 342,297
Total 25,184,201
Technology Hardware, Storage &
Peripherals 8.9%
Apple, Inc. 86,386 26,685,500
Dell Technologies, Inc., Class C 3,267 1,324,344
Everpure, Inc., Class A
(a)
526 40,591
Hewlett Packard Enterprise Co. 16,709 800,361
Issuer . Shares
.
Value ($)
Common Stocks (continued)
HP, Inc. 11,435 311,832
NetApp, Inc. 1,622 289,527
Total 29,452,155
Total Information Technology 66,696,103
Materials 3.4%
Chemicals 0.8%
Axalta Coating Systems Ltd.
(a)
7,437 266,319
Celanese Corp. 3,829 171,233
CF Industries Holdings, Inc. 5,696 713,082
Eastman Chemical Co. 3,890 272,106
NewMarket Corp. 213 181,084
Olin Corp. 3,978 73,633
PPG Industries, Inc. 7,630 843,267
Scotts Miracle-Gro Co. 1,492 97,995
Total 2,618,719
Construction Materials 0.7%
CRH PLC 23,659 2,247,842
Containers & Packaging 0.7%
Avery Dennison Corp. 2,680 454,876
Ball Corp. 8,863 575,209
Crown Holdings, Inc. 3,769 444,177
Packaging Corp. of America 3,041 747,599
Silgan Holdings, Inc. 2,841 113,583
Total 2,335,444
Metals & Mining 1.2%
Anglogold Ashanti PLC 1,684 133,575
Newmont Corp. 38,085 3,568,945
Reliance, Inc. 1,740 706,614
Total 4,409,134
Total Materials 11,611,139
Real Estate 3.4%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. 5,509 283,438
Medical Properties Trust, Inc. 16,612 76,914
Omega Healthcare Investors, Inc. 9,627 487,415
Total 847,767
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. 22,323 560,977
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. 4,251 279,886

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Value ETF | 2026

Issuer . Shares
.
Value ($)
Common Stocks (continued)
STAG Industrial, Inc. 6,112 233,845
Total 513,731
Office REITs 0.1%
BXP, Inc. 4,951 347,164
Kilroy Realty Corp. 3,701 143,673
Total 490,837
Real Estate Management & Development
0.2%
Jones Lang LaSalle, Inc.
(a)
1,435 509,468
Residential REITs 0.2%
Invitation Homes, Inc. 19,947 592,825
Sun Communities, Inc. 3,955 488,363
Total 1,081,188
Retail REITs 0.2%
Brixmor Property Group, Inc. 9,638 303,693
NNN REIT, Inc. 6,067 288,304
Total 591,997
Specialized REITs 2.0%
American Tower Corp. 5,671 983,124
EPR Properties 2,385 148,037
Equinix, Inc. 3,351 3,415,606
Gaming & Leisure Properties, Inc. 8,988 402,573
Millrose Properties, Inc. 5,058 141,523
Rayonier, Inc. 9,538 207,738
SBA Communications Corp. 3,561 644,470
VICI Properties, Inc. 35,268 929,312
Total 6,872,383
Total Real Estate 11,468,348
Utilities 3.7%
Electric Utilities 2.8%
Edison International 8,635 633,550
Entergy Corp. 10,293 1,107,732
Evergy, Inc. 5,163 428,581
Eversource Energy 8,725 624,623
Exelon Corp. 22,896 1,049,094
FirstEnergy Corp. 12,250 591,798
NextEra Energy, Inc. 47,030 4,087,847
PG&E Corp. 49,975 868,566
Total 9,391,791
Gas Utilities 0.2%
Atmos Energy Corp. 3,726 643,778
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Independent Power and Renewable
Electricity Producers 0.1%
AES Corp. 16,025 235,247
Multi-Utilities 0.6%
Ameren Corp. 6,257 685,830
CMS Energy Corp. 6,792 488,956
Consolidated Edison, Inc. 8,201 892,679
Total 2,067,465
Total Utilities 12,338,281
Total Common Stocks
(Cost $ 299,018,086 ) 332,145,168
Rights 0 .0%
Consumer Staples 0.0%
Consumer Staples Distribution & Retail
0.0%
Walgreens Boots Alliance, Inc.
(a),(b),(c),(d)
11,530 5,765
1 1 5,765
Total Consumer Staples 5,765
Health Care 0.0%
Biotechnology 0.0%
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 25
1 1 25
Health Care Equipment & Supplies 0.0%
Hologic, Inc.
(a),(c),(d)
9,153 92
1 1 92
Total Health Care 117
Total Rights
(Cost $ 92 ) 5,882
. Shares
.....
Value ($)
Money Market Funds 0 .4%
Columbia Short-Term Cash Fund, 3.813%
(e),(f)
1,373,573 1,372,749
1 1 1
Total Money Market Funds
(Cost $ 1,372,740 ) 1,372,749
Total Investments in Securities
(Cost $ 300,390,918 ) 333,523,799
Other Assets & Liabilities, Net 214,194
Net Assets 333,737,993

Portfolio of Investments
(continued)
Columbia Research Enhanced Value ETF, July 31, 2026 (Unaudited)
Columbia Research Enhanced Value ETF | 2026

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At July 31, 2026, the total market value of these securities amounted to $5,790, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(c) Valuation based on significant unobservable inputs.
(d) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2026, the total value of these securities amounted to
$5,882, which represents less than 0.01% of total net assets.
(e) The rate shown is the seven-day current annualized yield at July 31, 2026.
(f) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Security
Acquisition
Date Shares Cost ($) Value ($)
Mirati Therapeutics, Inc. 01/24/2024 51 – 25
Walgreens Boots Alliance, Inc. 08/29/2025 11,530 – 5,765
– 5,790
Affiliated
issuers
Beginning of
period ($) Purchases ($) Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($) Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
— 5,713,388 (4,340,648) 9 1,372,749 — (7) 7,563 1,373,573
1
Abbreviation Legend
REIT Real Estate Investment Trust

3QT306_(09/26)
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